Finance Receivables Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Wholesale Loans Percentage of Dealer Financing	93.00%
Net Finance Receivables [Abstract]
Finance receivables before unearned interest supplements	$ 106,248
Financing Receivable, Gross	103,465	$ 97,196
Allowance for credit losses	(484)	(373)	$ (321)
Financing Receivable, Net	102,981	96,823
Net finance receivables subject to fair value	100,857	95,008
Related Party, Interest Income, Finance Receivables	9	6	5
Related Party Transaction, Interest Income, Purchased Receivables	167	183	171
Related Party Transaction, Earned Interest Supplements, Financing Receivables	1,600	1,300	1,400
Related Party Transactions Cash Received Interest Supplements Financing Receivables	2,000	1,500	1,300
Finance receivables not subject to fair value	2,100	1,800
Uncollected interest receivable excluded from finance receivable	224	209
Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, Gross	65,338	59,949
Allowance for credit losses	(469)	(357)	(305)
Financing Receivable, Net	64,869	59,592
Amount of finance receivables that secure certain debt obligations	32,500	27,600
Non-Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, Gross	38,127	37,247
Allowance for credit losses	(15)	(16)	$ (16)
Financing Receivable, Net	38,112	37,231
Amount of finance receivables that secure certain debt obligations	26,000	26,100
Retail [Member] | Consumer Segment [Member]
Net Finance Receivables [Abstract]
Finance receivables before unearned interest supplements	68,121	62,068
Unearned interest supplements from Ford and affiliated companies	(2,783)	(2,119)
Financing Receivable, Gross	65,338	59,949
Wholesale and Dealer Loans [Member] | Non-Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, Gross	36,951	36,037
Wholesale and Dealer Loans [Member] | Non-Consumer Segment [Member] | Subsidiary of Common Parent [Member]
Net Finance Receivables [Abstract]
Related Party Transaction, Dealer Financing	399	508
Wholesale and Dealer Loans [Member] | Non-Consumer Segment [Member] | Ford Motor Company [Member]
Net Finance Receivables [Abstract]
Related Party Transaction, Dealer Financing	5,200	4,400
Other Finance Receivables [Member] | Non-Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, Gross	1,176	1,210
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Net Finance Receivables [Abstract]
Fair value	$ 101,576	$ 96,180